Loans - Loans Modified in a TDR (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) contract	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract
Receivables [Abstract]
Subsequent default, number of contracts | contract	0	2	0
Subsequent default, recorded investment		$ 800
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	3	19	44
Pre- modification recorded loans	$ 1,381	$ 7,864	$ 26,132
Modification: interest capitalization	101	846	1,345
Post- modification recorded loans	1,482	8,710	$ 27,477
TDRs outstanding, Accrual	69,168	70,608
TDRs outstanding, Non-accrual	10,891	9,490
Commercial loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	939	965
TDRs outstanding, Non-accrual	0	0
Commercial real estate loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract			2
Pre- modification recorded loans			$ 1,544
Modification: interest capitalization			0
Post- modification recorded loans			$ 1,544
TDRs outstanding, Accrual	2,954	3,127
TDRs outstanding, Non-accrual	$ 1,315	$ 1,336
Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	3	19	42
Pre- modification recorded loans	$ 1,381	$ 7,864	$ 24,588
Modification: interest capitalization	101	846	1,345
Post- modification recorded loans	1,482	8,710	$ 25,933
TDRs outstanding, Accrual	65,275	66,516
TDRs outstanding, Non-accrual	$ 9,576	$ 8,154